Stockholder' s Equity	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Stockholder's Equity

Note 6. Stockholder's Equity

During the quarter ended June 30, 2011, the Company recorded stock based compensation expense of $nil (June 30, 2010 - $7,768) but did recognize $1,415 (June 30, 2010 - $2,830) in consulting fees on options vested.

No options were granted or exercised during the period ended June 30, 2011.